UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  StrategicPoint Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island  January 11, 2009
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         knu*fh3q       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Laura J Bard   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
      <NOTIFY-INTERNET>   lbard@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  12-31-2008     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9 DATA RECORDS

Form 13F Information Table Value Total:    $114,564,426.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.


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Name of Issuer	        Title of Class	CUSIP  Number    Total value 		 Value X    Shares or		SH/P PUT/CALL	Invest	Other	Voting
										 100's 	    Principal Amount    RN              Disc    Mngrs   Authority

   			   		   		     	                    	            		         	   	C>

IShares Tr 7 10 YR
Tres Index	        Common Stock	464287440	" $532,060.00 "	 	" 532 "		" 5,400 "	SH 		SOLE		5400
ISHARES TR S&P
U S PFD STK		Common Stock	464288687	" $18,406,535.00 "	" 18,406 "	" 630,145 "	SH 		SOLE		630145
BLDRS INDEX
EMERGING MKTS 50  	Common Stock	09348R300	" $20,919,500.00 "	" 20,919 "	" 774,222 "	SH 		SOLE		774222
DIAMONDS TR
UNIT SER 1		Common Stock	252787106	" $37,237,173.00 "	" 37,237 "	" 425,470 "	SH 		SOLE		425470
S & P 500 Depository
Receipt			Common Stock	78462F103	" $760,090.00 "		" 760 "		" 8,423 "	SH 		SOLE		8423
SECTOR SPDR
CONSUMER  STAPLES	Common Stock	81369Y308	" $17,483,383.00 "	" 17,483 "	" 732,441 "	SH 		SOLE		732441
ISHARES TR U S
ENERGY SECTOR 		Common Stock	464287796	" $16,902,386.00 "	" 16,902 "	" 596,625 "	SH 		SOLE		596625
SPDR Gold		Common Stock	78463V107	" $5,108,573.00 "	" 5,108 "	" 59,045 "	SH 		SOLE		59045
SECTOR SPDR
TECHNOLOGY		Common Stock	81369Y803	" $16,153,321.00 "	" 16,153 "	" 1,048,236 "	SH 		SOLE		1048236


							" $114,564,426.00 "

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